SCHEDULE I - Summary Of Investments - Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
SCHEDULE I - Summary Of Investments - Other Than Investments In Related Parties
SCHEDULE I — SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES
THE PROGRESSIVE CORPORATION AND SUBSIDIARIES
(millions)

	December 31, 2023
Type of Investment	Cost	Fair Value	Amount At Which Shown In The Balance Sheet
Fixed maturities:
Bonds:
United States Government and government agencies and authorities	$37,823.2	$36,869.4	$36,869.4
States, municipalities, and political subdivisions	2,338.4	2,202.8	2,202.8
Foreign government obligations	17.3	16.3	16.3
Public utilities	1,378.5	1,352.3	1,352.3
Corporate and other debt securities	10,067.5	9,831.4	9,831.4
Asset-backed securities	10,629.3	9,932.3	9,932.3
Redeemable preferred stocks	187.7	173.7	173.7
Total fixed maturities	62,441.9	60,378.2	60,378.2
Equity securities:
Common stocks:
Public utilities	39.0	97.5	97.5
Banks, trusts, and insurance companies	130.8	480.0	480.0
Industrial, miscellaneous, and all other	536.2	2,350.9	2,350.9
Nonredeemable preferred stocks	977.1	902.1	902.1
Total equity securities	1,683.1	3,830.5	3,830.5
Short-term investments	1,789.9	1,789.9	1,789.9
Total investments	$65,914.9	$65,998.6	$65,998.6

Progressive did not have any securities of any one issuer, excluding U.S. government obligations, with an aggregate cost or fair value exceeding 10% of total shareholders’ equity at December 31, 2023.